Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2019 USD ($)
Real estate properties held for lease, net
2020	$ 15,986,263
2021	15,587,876
2022	14,786,872
2023	13,728,432
2024 and thereafter	107,158,511
Total	$ 167,247,954